Share capital (Tables)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of share capital
	Number of ordinary shares	Amount
	2025	2025
	Units	USD

Issued and fully paid:
Ordinary shares
As at 14 May 2024 (date of incorporation)/31 March 2025	1	1

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of share capital

	Number of ordinary shares		Amount
	2025	2024	2025	2024
	Units	Units	USD	USD

Issued and fully paid:
Ordinary shares
As at 1 April	58,041,998	46,698,702	13,531,607	11,127,521
Issuance of shares during the financial year	1	140,040	-*	2,404,086
Subdivision of shares during the financial year	-	11,203,256	-	-
Adjustment on acquisition of subsidiaries	(58,041,998)	-	(13,531,607)	-
Issuance of shares pursuant to investment of combining entities	58,041,990	-	580	-

As at 31 March	58,041,991	58,041,998	580	13,531,607

During the financial year:

(a)	The Company adjusted 58,041,998 ordinary shares amounting to USD13,531,607 pursuant to the acquisition of a subsidiary under common control. These shares were eliminated from equity in accordance with the accounting for common control combinations;

(b)	The Company issued 58,041,990 new ordinary shares of USD0.00001 each at an issue price of USD0.00001 per share for a total consideration of USD580, pursuant to a capital reorganisation and as part of the consideration to satisfy the investment in combining entities under common control and the acquisition of other investments.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of share capital
Authorised Share capital
2,000,000,000 no par value Ordinary Shares no-par value 60,000,000 no par value Class A Ordinary Share
Issued Share capital
71,017,906 (2024: 63,916,115) Ordinary Shares no-par value	61,778,832	54,677,041
Share issue costs	(376,480)	(2,500,000)
Total Issued Share Capital	58,017,352	52,177,041
Number of Shares
Reconciliation of number of shares in issue
Balance at beginning of the year	63,916,115	100,000,000
Share buy back	-	(96,449,105)
Issued during the year	7,101,791	60,365,220
Balance at end of year	71,017,906	63,916,115

Authorised Share capital
2,000,000,000 no par value Ordinary Shares no-par value
Issued Share capital
63,916,115 Ordinary Shares no-par value	54,677,041	10,000
Share issue costs	(2,500,000)
Total Issued Share Capital	52,177,041	10,000